Monument Series Fund, Inc.
                               8377 Cherry Lane
                               Laurel, MD 20707
                                 301-604-1626
                                 888-520-8637


                               January 7, 1998


BY EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


           Re:  Monument Series Fund, Inc. ("Registrant")
                File No. 333-26223
                CIK No. 0001037813
                -----------------------------------------


Commissioners:

      Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment ("Amendment") to its Form N-1A Registration Statement ("Registration Statement"), as required by Rule 497(c) under the 1933 Act and as informed by Rule 309(b) of Regulation S-T.

      Registrant hereby certifies that:

      (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have differed from that contained in the Amendment, and

      (2) the text of the Amendment, which is designated as Pre-Effective Amendment No. 2 under the 1933 Act and Amendment No. 2 under the Investment Company Act of 1940, has been filed electronically (filing date of December 22, 1997).

      Registrant respectfully advises the Commission that in filing the certification, Registrant is relying on the Commission staff's January 6, 1998 oral confirmation that the Commission declared the Registration Statement effective on January 2, 1998. Registrant received this oral confirmation from the Commission's Office of Public Reference, following a referral to such Office by the Commission's Office of the Secretary. In this connection, Registrant has been informed by the Commission's Office of Public Reference, as well as the Commission's Office of the Secretary, that it will take the Commission approximately two weeks to provide Registrant with a copy of the Commission's Order declaring the Registration Statement effective.

U.S. Securities and Exchange Commission
January 7, 1998
Page 2


      Please direct any inquiry regarding the foregoing to the undersigned (301-604-1626), or to Gary O. Cohen (202-457-5107) or Philip L. De Camara, III (202-457-5108) at Freedman, Levy, Kroll & Simonds.

                                             Very truly yours,

                                             MONUMENT SERIES FUND, INC.



                                             By:/s/DAVID A. KUGLER
                                                ------------------
                                                David A. Kugler
                                                President


cc:  Mary A. Cole, Esq.